Quarterly Information	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information
Summary of quarterly financial data (Unaudited)
The following summarizes certain consolidated operating results by quarter for 2018 and 2017. 2017 periods presented have been revised for the change in accounting for pension and OPEB presentation. This change had no impact on Net income or Net income per share.

	2018				2017
	March 31	June 30	September 30	December 31	March 31	June 30	September 30	December 31
	(Dollars in thousands, except per share amounts)
As Reported:
Net Sales	$451,899	$456,332	$454,890	$532,789	$104,739	$116,314	$137,245	$192,473
Gross profit	306,750	290,422	274,610	318,430	1,085	9,679	16,561	60,598
Research and development	429	581	518	601	829	943	1,338	(159)
Selling and administrative expenses	15,876	16,239	14,234	15,683	11,683	12,195	13,322	12,280
Other expense (income), net	2,005	(974)	1,502	828	3,067	1,186	(643)	(1,976)
Related party Tax Receivable Agreement Expense	—	61,801	—	24,677	—	—	—	—
Net income (loss)	223,673	201,448	199,466	229,632	(26,344)	(17,383)	(3,919)	55,628
Net income (loss) per share	$0.74	$0.67	$0.67	$0.79	$(0.09)	$(0.06)	$(0.01)	$0.18
Effect of Change:
Net Sales	$—	$—	$—	$—	$—	$—	$—	$—
Gross profit	—	—	—	—	201	201	201	(809)
Research and development	—	—	—	—	(9)	(10)	(9)	532
Selling and administrative expenses	—	—	—	—	(27)	(26)	(29)	3,109
Other expense (income), net	—	—	—	—	237	237	239	(4,450)
Net income (loss)	—	—	—	—	—	—	—	—
Net income (loss) per share	$—	$—	$—	$—	$—	$—	$—	$—
Revised:
Net Sales	$451,899	$456,332	$454,890	$532,789	$104,739	$116,314	$137,245	$192,473
Gross profit	306,750	290,422	274,610	318,430	1,286	9,880	16,762	59,789
Research and development	429	581	518	601	820	933	1,329	373
Selling and administrative expenses	15,876	16,239	14,234	15,683	11,656	12,169	13,293	15,389
Other expense (income), net	2,005	(974)	1,502	828	3,304	1,423	(404)	(6,426)
Related party Tax Receivable Agreement Expense	—	61,801	—	24,677	—	—	—	—
Net income (loss)	223,673	201,448	199,466	229,632	(26,344)	(17,383)	(3,919)	55,628
Net income (loss) per share	$0.74	$0.67	$0.67	$0.79	$(0.09)	$(0.06)	$(0.01)	$0.18